CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total Baozun shareholders' equity CNY (¥)	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated losses CNY (¥)	Accumulated other comprehensive income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2022	¥ 4,084,162	¥ 124	¥ (832,578)	¥ 5,129,103	¥ (228,165)	¥ 15,678	¥ 154,094	¥ 4,238,256
Beginning balance (in shares) at Dec. 31, 2022 | shares		208,754,880
Beginning balance, treasury shares (in shares) at Dec. 31, 2022 | shares			32,353,269
Net loss	(278,422)				(278,422)		55,646	(222,776)
Net income attributable to redeemable non-controlling interests							(45,969)	(45,969)
Cancellation of treasury shares		¥ (23)	¥ 832,578	(832,555)
Cancellation of treasury shares (in shares) | shares		(32,353,269)	(32,353,269)
Share-based compensation	94,971			94,971				94,971
Exercise of share options and vesting of RSUs	1			1				1
Exercise of share options and vesting of RSUs (in shares) | shares		4,801,007
Foreign currency translation adjustment	16,573					16,573		16,573
Acquisition of non-controlling interest	(2,263)			(2,263)			(558)	(2,821)
Capital contributions from noncontrolling interests							2,736	2,736
Settlement of derivative liabilities with Cainiao with shares of a subsidiar	182,182			182,182				182,182
Acquisition of a subsidiary							5,325	5,325
Dividend to non-controlling interest shareholders							(1,600)	(1,600)
Ending balance at Dec. 31, 2023	4,097,204	¥ 101		4,571,439	(506,587)	32,251	169,674	4,266,878
Ending balance (in shares) at Dec. 31, 2023 | shares		181,202,618
Net loss	(185,198)				(185,198)		46,814	(138,384)
Net income attributable to redeemable non-controlling interests							(48,804)	(48,804)
Share repurchases	(95,502)		¥ (95,502)					(95,502)	$ (13,300)
Share repurchases (in shares) | shares			14,331,000
Share-based compensation	79,578			79,578				79,578
Exercise of share options and vesting of RSUs	166	¥ 2		164				166
Exercise of share options and vesting of RSUs (in shares) | shares		7,766,706
Foreign currency translation adjustment	22,324					22,324		22,324
Tax effect relating to the investment from Cainiao	4,402			4,402				4,402
Acquisition of non-controlling interest	(3,627)			(3,627)			(904)	(4,531)
Capital contributions from noncontrolling interests							353	353
Acquisition of a subsidiary							12,555	12,555
Adjustment to redeemable non-controlling interests	(5,325)			(5,325)				(5,325)
Dividend to non-controlling interest shareholders							(1,080)	(1,080)
Transfer from redeemable non-controlling interests to non-controlling interests							17,570	17,570
Ending balance at Dec. 31, 2024	3,914,022	¥ 103	¥ (95,502)	4,646,631	(691,785)	54,575	196,178	¥ 4,110,200
Ending balance (in shares) at Dec. 31, 2024 | shares		188,969,324
Ending balance, treasury shares (in shares) at Dec. 31, 2024 | shares			14,331,000					14,331,000	14,331,000
Net loss	(242,100)				(242,100)		42,520	¥ (199,580)	$ (28,541)
Net income attributable to redeemable non-controlling interests							(19,146)	¥ (19,146)	$ (2,738)
Cancellation of treasury shares		¥ (2)	¥ 15,076	(15,074)
Cancellation of treasury shares (in shares) | shares		(2,533,803)	(2,533,803)					(2,533,803)	(2,533,803)
Share repurchases	(10,217)		¥ (10,217)					¥ (10,217)	$ (1,400)
Share repurchases (in shares) | shares			1,471,428
Share-based compensation	19,931			19,931				19,931
Exercise of share options and vesting of RSUs (in shares) | shares		1,149,720
Foreign currency translation adjustment	(27,084)					(27,084)		(27,084)	(3,873)
Acquisition of non-controlling interest	(12,902)			(12,902)			6,786	(6,116)
Disposal of subsidiaries							(43,738)	(43,738)
Adjustment to redeemable non-controlling interests	964			964				964
Dividend to non-controlling interest shareholders							(22,188)	(22,188)
Transfer from redeemable non-controlling interests to non-controlling interests							1,630,942	1,630,942
Others	5			5				5
Ending balance at Dec. 31, 2025	¥ 3,642,619	¥ 101	¥ (90,643)	¥ 4,639,555	¥ (933,885)	¥ 27,491	¥ 1,791,354	¥ 5,433,973	$ 777,045
Ending balance (in shares) at Dec. 31, 2025 | shares		187,585,241
Ending balance, treasury shares (in shares) at Dec. 31, 2025 | shares			13,268,625					13,268,625	13,268,625